Tidal Trust III

234 West Florida Street, Suite 203

Milwaukee, WI 53204

December 1, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust III (the “Trust”)
File Nos. 333-221764, 811-23312

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the VistaShares BitBonds 1-3 Yr Enhanced Weekly Distribution ETF, VistaShares BitBonds 5 Yr Enhanced Weekly Distribution ETF, VistaShares BitBonds 10 Yr Enhanced Weekly Distribution ETF and VistaShares BitBonds 20 Yr Enhanced Weekly Distribution ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective November 26, 2025, and filed electronically as Post-Effective Amendment No. 153 to the Trust’s Registration Statement on Form N-1A on November 26, 2025.

If you have any questions or require further information, please contact Jonathan Massey at (262) 226-4032 or jmassey@tidalfg.com.

Sincerely,

/s/ Jonathan Massey

Jonathan Massey

SVP of Legal Services

Tidal Investments LLC